Cash	12 Months Ended
Dec. 31, 2025
Cash.
Cash

5.Cash

The Company’s cash consists of cash held and interest-bearing deposits with the Company’s bank and brokerage accounts. The current annual interest rate earned on these deposits is 2.10% to 3.50% (2024 – 3.62%).

	December 31,	December 31,
	2025	2024
	$	$
Cash	244,022	53,686
Interest-bearing deposits	620,492	2,419,963
	864,514	2,473,649